Fees and Expenses	Aug. 01, 2026
Absolute CEF Opportunities
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements only include the direct operating expenses incurred by the Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	2.84%
Dividend and Interest Expenses on Short Sales	2.78%
Acquired Fund Fees and Expenses(1)	3.49%
Total Annual Fund Operating Expenses(2)	10.51%
Fee Waiver and/or Expense Reimbursement(3)	(2.45)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)(2)	8.06%

(1)	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(2)	Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements only include the direct operating expenses incurred by the Fund. Further, because AFFE is estimated for the current fiscal year, Total Annual Fund Operating Expenses in the table above are estimated for the current fiscal year.
(3)	Absolute Investment Advisers, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, does not exceed 1.79% through July 31, 2027 (the “Expense Cap”). This Expense Cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to the Adviser. The Adviser may recoup from the Fund fees waived (other than management fees waived by the Adviser related to the Fund’s investments in other pooled vehicles sponsored by the Adviser) and expenses reimbursed by the Adviser pursuant to the Expense Cap in the three years following the date the particular fee waiver/expense payment occurred in connection with the Fund or the Predecessor Fund, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the fee waiver/expense payment and any expense limitation in effect at the time of the recoupment. The Adviser has contractually agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by the Adviser.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$794	$2,721	$4,441	$7,978

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 389% of the average value of its portfolio.

Portfolio Turnover, Rate	389.00%
ABSOLUTE CONVERTIBLE ARBITRAGE FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets found in the “Financial Highlights” section of this prospectus because the Fund’s financial highlights do not include AFFE.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Investor Shares

Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses (including recoupment of previously waived management fees of 0.04%)	0.17%	0.16%
Dividend and Interest Expenses on Short Sales(1)	0.14%	0.15%
Acquired Fund Fees and Expenses(2)	0.05%	0.05%
Total Annual Fund Operating Expenses	1.36%	1.61%
Fee Waiver and/or Expense Reimbursement(3)	0.00%	0.00%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)(4)	1.36%	1.61%

(1)	Dividend and interest expenses on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective. Please refer to the section entitled “Information Regarding Dividend and Interest Expenses on Short Sales” in the Prospectus.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.
(3)	Absolute Investment Advisers, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.20% and 1.45% of the Institutional Shares and Investor Shares, respectively, through July 31, 2027 (the “Expense Cap”). The Expense Cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to the Adviser. The Adviser may recoup from the Fund fees waived (other than management fees waived by Absolute related to the Fund’s investments in other pooled vehicles sponsored by the Adviser) and expenses pursuant to the Expense Cap in the three years following the date the particular fee waiver/expense payment occurred in connection with the Fund or the Predecessor Fund, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the fee waiver/expense payment and any expense limitation in effect at the time of the recoupment. The Adviser has contractually agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by Absolute.
(4)

Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets found in the “Financial Highlights” section of this prospectus because the Fund’s financial highlights do not include AFFE.

Expense Example Narrative [Text Block]

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example by, Year, Caption [Text]	The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$138	$431	$745	$1,635
Investor Shares	$164	$508	$876	$1,911

Portfolio Turnover [Text Block]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	24.00%
ABSOLUTE FLEXIBLE FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets found in the “Financial Highlights” section of this prospectus because the Fund’s financial highlights do not include AFFE.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.62%
Dividend and Interest Expenses on Short Sales(1)	0.02%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses	2.05%
Fee Waiver and/or Expense Reimbursement(3)	(0.54)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)(4)	1.51%

(1)	Dividend and interest expenses on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.
(3)	Absolute Investment Advisers, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, does not exceed 1.48% through July 31, 2027 (the “Expense Cap”). The Expense Cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to the Adviser. The Adviser may recoup from the Fund fees waived (other than management fees waived by the Adviser related to the Fund’s investments in other pooled vehicles sponsored by the Adviser) and expenses reimbursed by the Adviser pursuant to the Expense Cap in the three years following the date the particular waiver/expense payment occurred in connection with the Fund or the Predecessor Fund, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The Adviser has contractually agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by the Adviser.
(4)	Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets found in the “Financial Highlights” section of this prospectus because the Fund’s financial highlights do not include AFFE.

Expense Example Narrative [Text Block]

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$154	$591	$1,054	$2,336

Portfolio Turnover [Text Block]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	73.00%